EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments accounted for using equity method [abstract]
Distributions received	$ (89)	$ (41)